Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash	$ 49,037	$ 174
Accounts receivable, net	237,409	183,582
Prepaid expenses	101,302	15,489
Deposit on real estate	207,158
Related party Receivables	15,863
Total current assets	610,769	199,245
Non-current assets
Cash - Restricted	76,870	72,250
Deposits		8,217
Fixed assets, net	163,437	193,131
Total non-current assets	240,307	273,598
Total assets	851,076	472,843
Current liabilities
Bank overdraft	31,635	15,801
Accounts payable and accrued liabilities	306,530	606,274
Taxes payable	2,722,094	2,490,506
Deferred revenue	179,193	181,075
Current portion of loan payable	7,273	6,684
Short Term loan	167,121	21,675
Related party payables	443,631	274,496
Total current liabilities	3,857,477	3,596,511
Non-current liabilities
Loan payable	5,673	8,788
Total liabilities	3,863,150	3,605,299
Stockholders' deficit
Preferred stock - Series A; $0.01 par value, 3,000,000 authorized, nil outstanding as of June 30, 201t6 and December 31, 2015.
Preferred Stock - Series B; $0.01 par value, 10,000,000 authorized, nil outstanding as of June 30, 2016 and December 31 2015.
Common stock; $0.01 par value, 500,000,000 shares authorized; 48,738,855 and 47,738,855 shares issued and outstanding as of June 30, 2016 and December 31, 2015, respectively.	487,389	477,389
Additional paid-in capital	16,290,778	16,177,534
Accumulated other comprehensive income	718,550	933,826
Accumulated deficit	(20,508,791)	(20,721,205)
Total stockholders' deficit	(3,012,074)	(3,132,456)
Total liabilities and stockholders' deficit	$ 851,076	$ 472,843